Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Share capital	Capital reserve	Legal reserve	Retained earnings reserve	Share-based compensation reserve	Retained earnings/Accumulated losses	Equity attributable to owners of parent	Non-controlling interests	Total
Beginning balance at Dec. 31, 2016	R$ 48,517	R$ 81,914	R$ 5,952	R$ 99,506	R$ 5,163		R$ 241,052	R$ 116	R$ 241,168
Profit (loss) for the year						R$ 44,255	44,255	(615)	43,640
Total comprehensive income (loss)						44,255	44,255	(615)	43,640
Dividends paid				(57,210)			(57,210)		(57,210)
Capital increase	7,380	78,768					86,148		86,148
Non-controlling interest								610	610
Share-based compensation plan					1,890		1,890		1,890
Legal reserve			2,213			(2,213)
Minimum mandatory dividends						(10,511)	(10,511)		(10,511)
Earnings retention				31,531		(31,531)
Ending balance at Dec. 31, 2017	55,897	160,682	8,165	73,827	7,053		305,624	111	305,735
Change in accounting policy						(4,307)	(4,307)		(4,307)
Restated opening balance	55,897	160,682	8,165	73,827	7,053	(4,307)	301,317	111	301,428
Profit (loss) for the year						(82,380)	(82,380)	(536)	(82,916)
Total comprehensive income (loss)						(82,380)	(82,380)	(536)	(82,916)
Corporate reorganization	(55,890)	63,444	R$ (8,165)	R$ (73,827)			(74,438)		(74,438)
Tax benefit on tax deductible goodwill		46,314					46,314		46,314
Capital increase		3,091					3,091		3,091
Issuance of common shares in initial/follow-on public offering	3	895,179					895,182		895,182
Share issuance costs		(79,205)					(79,205)		(79,205)
Non-controlling interest								131	131
Share-based compensation plan					60,297		60,297		60,297
Ending balance at Dec. 31, 2018	10	1,089,505			67,350	(86,687)	1,070,178	(294)	1,069,884
Change in accounting policy						(1,251)	(1,251)		(1,251)
Restated opening balance	10	1,089,505			67,350	(87,938)	1,068,927	(294)	1,068,633
Profit (loss) for the year						(9,431)	(9,431)		(9,431)
Total comprehensive income (loss)						(9,431)	(9,431)		(9,431)
Corporate reorganization		(36,624)					(36,624)		(36,624)
Tax benefit on tax deductible goodwill		(46,314)					(46,314)		(46,314)
Capital increase	1	13,829					13,830		13,830
Issuance of common shares in initial/follow-on public offering		589,602					589,602		589,602
Share issuance costs		(18,223)					(18,223)		(18,223)
Non-controlling interest								R$ 294	294
Share-based compensation plan					33,043		33,043		33,043
Restricted stocks transferred		15,847			(15,847)
Ending balance at Dec. 31, 2019	R$ 11	R$ 1,607,622			R$ 84,546	R$ (97,369)	R$ 1,594,810		R$ 1,594,810